Note 34 - Business combinations (Details) - USD ($) $ in Millions	Nov. 30, 2023	Sep. 06, 2023	Jul. 01, 2023	May 17, 2023
Global Pipe Company
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment				$ 173.0
Working capital				34.0
Cash and Cash Equivalents				2.0
Borrowings				(123.0)
Other assets and liabilities, net				(6.0)
Net assets acquired				$ 80.0
Anticorrosion Coating Assets [Member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment			$ 11.0
Working capital			2.0
Net assets acquired			$ 13.0
Republic Tube Pipe Processing Facility [Member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment		$ 85.0
Working capital		(1.0)
Other assets and liabilities, net		2.0
Net assets acquired		$ 85.5
Mattrs Pipe Coating Business Unit [Member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	$ 126.0
Intangible assets	29.0
Working capital	(13.0)
Cash and Cash Equivalents	21.0
Provisions	(7.0)
Other assets and liabilities, net	13.0
Net assets acquired	$ 169.0